Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
8.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of December 31, 2012 include cash balances held by the VIEs of approximately RMB536.2 million. These cash balances cannot be transferred to the Company by dividend, loan or advance according to existing PRC laws and regulations (Note 27). However, these cash balances can be utilized by the Group for its normal operations pursuant to various agreements which enable the Group to substantially control the VIEs as described in Note 2(3) for its normal operations.

Included in the cash and cash equivalents are cash balances denominated in U.S. dollars of approximately US$96.1 million and US$56.1 million (approximately RMB605.0 million and RMB352.7 million) as of December 31, 2011 and 2012, respectively, and cash balances denominated in Korean Won of approximately KRW10,568.0 million and KRW14,214.9 million (approximately RMB61.8 million and RMB83.1 million) as of December 31, 2011 and 2012, respectively.